Average Annual Total Returns{- Fidelity Advisor® Growth Opportunities Fund} - 11.30 Fidelity Advisor Growth Opportunities Fund - AMCIZ PRO-12 - Fidelity Advisor® Growth Opportunities Fund	Fidelity Advisor Growth Opportunities Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Growth Opportunities Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Growth Opportunities Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Growth Opportunities Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Growth Opportunities Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Growth Opportunities Fund-Class Z Return Before Taxes Inception Date	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	4.99%	30.71%	21.91%	2.59%	28.37%	20.15%	4.51%	24.91%	18.26%	7.25%	31.02%	21.93%	9.57%	31.27%	21.90%	11.69%	32.62%	22.98%	11.82%	32.78%	22.28%	[1]	Aug. 13, 2013	27.60%	25.32%	19.79%

[1]	(a)Since inception August 13, 2013.